Income tax expense (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign withholding taxes	$ 399,546	$ 426,421
Canada
Operating Loss Carryforwards, Expiration Dates	expiration dates 2014 to 2031	expiration dates 2014 to 2031	expiration dates 2014 to 2031
US
Operating Loss Carryforwards, Expiration Dates	expiration dates 2020 to 2026	expiration dates 2020 to 2026	expiration dates 2020 to 2026